COMPREHENSIVE EARNINGS (LOSS): (Tables)	12 Months Ended
Dec. 31, 2013
COMPREHENSIVE EARNINGS (LOSS):
Schedule of accumulated other comprehensive earnings (loss):

	Foreign	Unrealized Gain (Loss) on			Accumulated
	Currency Translation Adjustment	Investments	Derivatives	Postretirement and Pension Benefits	Other Comprehensive Earnings (Loss)
Balance at January 1, 2011	$(12,236)	$(999)	$5,252	$(3,230)	$(11,213)
Unrealized gains (losses)	(2,496)	1,030	(397)	(3,593)	(5,456)
(Gains) losses reclassified to net earnings	—	—	(7,531)	501	(7,030)
Tax effects	46	(382)	2,933	1,149	3,746
Net of tax amount	(2,450)	648	(4,995)	(1,943)	(8,740)
Balance at December 31, 2011	(14,686)	(351)	257	(5,173)	(19,953)
Unrealized gains (losses)	1,303	1,980	(339)	1,066	4,010
(Gains) losses reclassified to net earnings	—	—	(243)	1,036	793
Tax effects	(23)	(721)	214	(767)	(1,297)
Net of tax amount	1,280	1,259	(368)	1,335	3,506

	Foreign	Unrealized Gain (Loss) on			Accumulated
	Currency Translation Adjustment	Investments	Derivatives	Postretirement and Pension Benefits	Other Comprehensive Earnings (Loss)
Balance at December 31, 2012	$(13,406)	$908	$(111)	$(3,838)	$(16,447)
Unrealized gains (losses)	(102)	1,091	(2,107)	20,037	18,919
(Gains) losses reclassified to net earnings	—	(2,430)	1,446	671	(313)
Tax effects	(19)	485	240	(7,503)	(6,797)
Net of tax amount	(121)	(854)	(421)	13,205	11,809
Balance at December 31, 2013	$(13,527)	$54	$(532)	$9,367	$(4,638)